Goodwill (Details Narrative) - CNY (¥) ¥ in Thousands	Oct. 26, 2017	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Cash consideration	¥ 95,400
Convertible loans	130,000
Goodwill	¥ 84,600	¥ 84,609	¥ 84,609